Restructuring and Related Activities	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring Charges
During the year ended December 31, 2020, the Company recognized restructuring charges of $1.4 million. The restructuring charges related to estimated severance costs resulting from organizational changes partially related to the sale of the non-U.S. portion of the Company's ship-to-ship support services business in April 2020 (see note 19).
As at December 31, 2021 and December 31, 2020, restructuring liabilities of $nil and $1.0 million, respectively, were recognized in accrued liabilities on the Company's consolidated balance sheets.